UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6239

Tax-Free Fund For Utah
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
September 30, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (13.6%)	S&P	Value	(a)

	City, County and State (7.8%)

	Alamo, Texas Community College District
$595,000	4.375%, 02/15/25 NPFG Insured	Aaa/AA+	$622,596

	Anderson, Indiana San District
505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-	525,382

	Cedar City, Utah Special Improvement District Assessment
215,000	5.200%, 09/01/11	NR/NR*	213,996

	Cedar Park, Texas
835,000	4.500%, 02/15/22 NPFG Insured	Aa2/AA	867,406

	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aaa/AAA	2,135,700

	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aaa/AA+	1,120,840

	Coral Canyon, Utah Special Service District
140,000	4.850%, 07/15/17	NR/NR*	134,287
580,000	5.700%, 07/15/18	NR/NR*	577,065

	Dawson County, Texas Hospital District
555,000	4.375%, 02/15/24 AMBAC Insured	NR/BBB+	543,695

	Denton County, Texas
700,000	4.500%, 07/15/24 NPFG Insured	Aaa/AAA	736,183
400,000	4.500%, 07/15/25 NPFG Insured	Aaa/AAA	418,876
1,500,000	4.250%, 07/15/27 NPFG Insured	Aaa/AAA	1,553,550

	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR*	869,895

	Houston, Texas Public Improvement
1,500,000	5.000%, 03/01/29	Aa2/AA	1,659,120

	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AAA	1,075,890

	Laredo, Texas
300,000	4.250%, 08/15/21 AMBAC Insured	Aa2/AA-	315,864
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA-	524,790

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
1,500,000	5.000%, 06/01/27 Series A NPFG-FGIC Insured	Aa1/AA+	1,563,075

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AA+	1,804,210
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AA+	1,512,349
695,000	4.375%, 08/15/25 NPFG Insured	Aa1/AA+	738,757

	Mesquite, Texas
510,000	4.625%, 02/15/22 AGMC Insured	Aa2/AAA	545,348

	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa2/AA	3,316,798

	Ocean Shores, Washington Refunding
1,030,000	5.500%, 12/01/21 NPFG-FGIC Insured	NR/A	1,071,241

	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aaa/AAA	131,245

	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR	478,683

	Texas State
415,000	4.500%, 08/01/22	Aaa/AA+	460,152

	Waco, Texas
2,560,000	4.500%, 02/01/24 NPFG Insured	Aa2/AA	2,635,546

	Washington County, Utah
1,250,000	5.000%, 10/01/22 NPFG Insured	A1/NR	1,299,875

	Washoe County, Nevada Refunding Reno/Sparks Convention
2,000,000	5.000%, 07/01/23 NPFG-FGIC Insured	Aa1/AA	2,040,300

	Williamson County, Texas
460,000	4.500%, 02/15/26 AGMC Insured	Aa1/AAA	486,671

	Total City, County and State		31,979,385

	Local Public Property (1.3%)

	Clark County, Nevada, Refunding, Series A
2,280,000	5.000%, 12/01/29	Aaa/AA+	2,464,133

	Utah State, Series A
665,000	5.000%, 01/01/24	Aaa/AAA	768,634

	Washoe County, Nevada Refunding Reno/Sparks Convention
2,000,000	5.250%, 07/01/29 NPFG-FGIC Insured	Aa1/AA	2,034,900

	Total Local Public Property		5,267,667

	School District (4.6%)

	Alamo, Texas Community College District, Series A
1,000,000	5.000%, 08/15/37	Aaa/AA+	1,000,650

	Borger, Texas Independent School District
400,000	4.500%, 02/15/24 PSF Guaranteed	NR/AAA	427,044
500,000	4.500%, 02/15/25 PSF Guaranteed	NR/AAA	530,505

	Clark County, Nevada School District Series A
500,000	5.000%, 06/15/28	Aa1/AA	533,490

	Clint, Texas Independent School District
265,000	4.250%, 02/15/28 PSF Guaranteed	NR/AAA†	274,105

	Conroe, Texas Independent School District, School Building
750,000	5.750%, 02/15/35 Series A	Aa2/AA	839,018

	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/A+††††	377,695

	Frisco, Texas Independent School District
1,260,000	5.000%, 07/15/26 PSF Guaranteed	Aaa/NR†	1,340,968

	Galena Park, Texas Independent School District
295,000	4.625%, 08/15/25 PSF Guaranteed	Aaa/NR†	318,110

	Harrisburg, South Dakota Independent School District No. 41-2
1,370,000	4.500%, 01/15/24 AGMC Insured	Aa3/NR	1,392,098

	La Feria, Texas Independent School District
210,000	4.400%, 02/15/24 PSF Guaranteed	Aaa/NR	220,437

	Lindale, Texas Independent School District
440,000	4.250%, 02/15/21 PSF Guaranteed	NR/AAA	464,710
1,000,000	4.250%, 02/15/22 PSF Guaranteed	NR/AAA	1,051,550
445,000	4.375%, 02/15/23 PSF Guaranteed	NR/AAA	469,640

	Lovejoy, Texas Independent School District
200,000	4.500%, 02/15/24 PSF Guaranteed	Aaa/AAA	209,960

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A3/NR	503,500

	Port Arthur, Texas Independent School District School Building
2,000,000	5.250%, 02/15/30 NPFG-FGIC Insured	Aa3/A+	2,073,340

	Prosper, Texas Independent School District
395,000	4.125%, 08/15/21 PSF Guaranteed	NR/AAA†	418,621

	Spring, Texas Independent School District
300,000	4.750%, 08/15/23 PSF Guaranteed	Aaa/AAA	315,714

	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR	484,661

	Van, Texas Independent School District
750,000	4.875%, 02/15/26 PSF Guaranteed	Aaa/AAA	820,403

	Wasatch County, Utah School District
880,000	5.000%, 06/01/25 State of Utah Guaranty	Aaa/NR	972,822

	Washington County, Utah
440,000	5.000%, 10/01/18 Syncora Guarantee, Inc. Insured	Aa2/NR	477,853
465,000	5.000%, 10/01/19 Syncora Guarantee, Inc. Insured	Aa2/NR	501,168
490,000	5.000%, 10/01/20 Syncora Guarantee, Inc. Insured	Aa2/NR	526,966
510,000	5.000%, 10/01/21 Syncora Guarantee, Inc. Insured	Aa2/NR	547,082
535,000	5.000%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/NR	570,380
565,000	5.000%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/NR	599,968
320,000	5.000%, 10/01/24 Syncora Guarantee, Inc. Insured	Aa2/NR	339,315

	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa2/AA	207,038

	Total School District		18,808,811

	Total General Obligation Bonds		56,055,863

	Revenue Bonds (84.5%)

	Airport (2.7%)

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+	1,083,320

	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+	255,224

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+	1,557,225

	Greater Orlando Florida Airport
1,950,000	5.500%, 10/01/23 AMT	Aa3/A+	2,112,338

	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	Aa3/A+	2,235,255

	Indianapolis, Indiana Airport Authority Revenue Refunding, Series A
1,000,000	5.000%, 01/01/37	A1/A	1,028,240

	Miami-Dade County, Florida Aviation Revenue Miami International Airport, Series A-1
1,700,000	5.000%, 10/01/22	A2/A-	1,840,301

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR††	1,021,060

	Total Airport		11,132,963

	Education (24.6%)

	Carmel, Indiana 2002 School Building Corp.
1,235,000	4.300%, 01/15/23 AGMC Insured	Aa3/AAA	1,284,128

	Central Washington State University System Revenue
1,265,000	4.375%, 05/01/26 AGMC Insured	Aa3/NR	1,338,041

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA	222,930

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+	1,060,673

	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-	519,552

	Laredo, Texas Independent School District Public Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A†††	192,620

	La Vernia, Texas Higher Education Finance Corp.
3,528,800	6.500%, 03/15/38	NR/NR*	3,270,351

	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-††	1,085,640

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB	838,349
870,000	4.750%, 10/01/21	NR/BBB	885,060
2,300,000	5.000%, 10/01/22	NR/BBB	2,346,736
1,250,000	5.000%, 10/01/25	NR/BBB	1,260,963
2,025,000	5.125%, 10/01/28	NR/BBB	2,014,389

	San Angelo, Texas Independent School District
1,000,000	5.250%, 02/15/34 AGMC Insured	NR/AAA††	1,093,990

	Spanish Fork City, Utah Charter School Revenue American Leadership Academy
1,800,000	5.550%, 11/15/21	NR/NR*	1,698,642
945,000	5.550%, 11/15/26	NR/NR*	850,859

	Texas A&M University Revenue
1,750,000	5.000%, 07/01/34	Aaa/AAA	1,987,353

	Texas State University System Financing Revenue
655,000	4.375%, 03/15/23 AGMC Insured	Aa2/AAA	688,582
2,000,000	5.250%, 03/15/25	Aa2/AAA	2,282,440

	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AAA	345,898

	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa3/A	123,796
75,000	4.500%, 07/01/24 NPFG Insured	Aa3/AA-	78,218

	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-	3,370,090

	Utah County, Utah Charter School Revenue Lakeview Academy
280,000	5.350%, 07/15/17 Series A	NR/NR*	266,221

	Utah County, Utah Charter School Revenue Lincoln Academy
900,000	5.450%, 06/15/17 Series A	NR/NR*	861,012

	Utah County, Utah Charter School Revenue Renaissance Academy
300,000	5.350%, 07/15/17 Series A	NR/NR*	291,024

	Utah County, Utah School Facility
1,275,000	6.500%, 12/01/25	NR/NR*	1,158,134

	Utah State Board of Regents Auxiliary & Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA	1,051,210

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA	445,723
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA	458,384
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA	485,820
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA	129,194

	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA	465,174
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA	371,059
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-	1,139,499

	Utah State Charter School Finance Authority American Preparatory Academy
6,900,000	8.000%, 03/15/39	NR/NR*	6,950,508

	Utah State Charter School Finance Authority Channing Hall Academy
1,700,000	5.750%, 07/15/22 Series A	NR/NR*	1,503,786

	Utah State Charter School Finance Authority Da Vinci Academy
6,890,000	8.000%, 03/15/39	NR/NR*	6,940,228

	Utah State Charter School Finance Authority Entheos Academy
5,825,000	6.750%, 08/15/38	NR/NR*	5,405,950

	Utah State Charter School Finance Authority Fast Forward Academy
3,050,700	6.500%, 11/15/37 144A	NR/NR*	2,657,892

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/NR*	947,470

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,685,000	6.750%, 06/15/38	NR/NR*	5,706,035
7,780,000	7.250%, 06/15/39	NR/NR*	7,888,609

	Utah State Charter School Finance Authority Noah Webster Academy
3,155,000	6.250%, 06/15/28	NR/NR*	2,774,444
1,475,000	6.500%, 06/15/38	NR/NR*	1,280,787

	Utah State Charter School Finance Authority Rockwell Charter School
900,000	6.750%, 08/15/28	NR/NR*	771,129

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,185,000	5.750%, 02/15/22 Series A	NR/NR*	1,080,507

	Utah State Charter School Finance Authority Summit Academy
1,280,000	5.125%, 06/15/17	NR/BBB-	1,210,112

	Utah State Charter School Finance Authority Venture Academy
7,235,000	7.250%, 11/15/38	NR/NR*	7,239,630

	Warsaw, Indiana Multi-School Building Corp., First Mortgage, Series B
1,800,000	5.450%, 01/15/28	NR/AA+	2,007,774

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR	1,016,396

	Washington State Higher Education Facilities Authority Revenue, Seattle University Project
1,600,000	5.250%, 11/01/27 AMBAC Insured	NR/A	1,730,288

	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AAA	778,416

	Wayne Township, Indiana Marion City School Building Corp.
1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+	1,224,048

	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AAA†	1,933,734
1,100,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA	1,168,233

	Zionsville, Indiana Community Schools Building Corp. First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AAA	2,892,281

	Total Education		101,070,011

	Healthcare (0.9%)

	Harris County, Texas Health Facility Development Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-	143,122

	Indiana Finance Authority Hospital Revenue, Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+	1,714,664

	Sarasota County, Florida Public Hospital District Revenue, Sarasota Memorial Hospital Project
250,000	5.625%, 07/01/39	A1/NR††	265,660

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A††	1,071,490

	Washington State Health Care Facilities Authority Revenue, Coop of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB+†††	512,665

	Total Healthcare		3,707,601

	Hospital (2.2%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-	1,101,017
1,000,000	5.500%, 12/01/34	NR/A-	1,022,290

	Collier County, Florida Individual Development Authority Health Care Facilities Naples Community Hospital, Inc. Project
2,230,000	4.650%, 10/01/34	Aa3/A+	2,218,649

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/AA-	1,089,480

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	753,449
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	706,683

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A+†††	272,145

	Riverton, Utah Hospital Revenue, IHC Health Services, Inc.
650,000	5.000%, 08/15/36	Aa1/AA+	680,271

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
1,280,000	5.000%, 01/01/18	A2/A	1,359,680

	Total Hospital		9,203,664

	Housing (8.8%)

	Alaska Housing Finance Corp. Housing Revenue
915,000	4.700%, 06/01/27 AMT	Aa2/AA	914,945
820,000	5.250%, 12/01/28 AMT	Aa2/AA	839,819

	Alaska Housing Finance Corp. Mortgage Revenue Refunding, Series B
3,000,000	4.500%, 12/01/35	Aaa/AAA	3,004,530

	Alaska State Local Housing Authority
495,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA	505,172

	Florida Housing Finance Corp.
535,000	5.000%, 07/01/21 AMT	Aa1/AA+	550,092
445,000	6.000%, 07/01/28	Aa1/AA+	476,470

	Indianapolis, Indiana Multi-Family
425,000	4.850%, 01/01/21 AMT FNMA Insured	Aa2/NR	435,634

	Miami-Dade County, Florida Housing Finance Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AAA	545,192

	Nevada Housing Multi-Family, LOC: US Bank
980,000	4.750%, 04/01/39 AMT	NR/AA-	984,939

	North Dakota Housing Authority Home Mortgage Revenue
1,885,000	5.400%, 07/01/23 AMT	Aa1/NR	1,981,418
945,000	5.650%, 07/01/28 AMT	Aa1/NR	989,595
850,000	5.400%, 07/01/28	Aa1/NR	908,123

	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-†††	1,172,721

	Snohomish County, Washington Housing Authority
185,000	4.875%, 09/01/12 AMT	NR/NR*	181,848
225,000	5.000%, 09/01/13 AMT	NR/NR*	218,894
185,000	5.000%, 09/01/14 AMT	NR/NR*	177,517
145,000	5.100%, 09/01/15 AMT	NR/NR*	137,570

	South Dakota Housing Development Authority
395,000	6.000%, 05/01/28	Aa1/AAA	408,920

	Texas State Housing Revenue
805,000	5.250%, 09/01/32 AMT	Aa1/AAA	830,470

	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA	25,216
1,030,000	5.125%, 07/01/24 AMT	Aa3/AA-	1,041,526
810,000	5.000%, 07/01/25 AMT	Aa3/AA-	818,651
435,000	5.100%, 01/01/26 AMT	Aa3/AA-	439,724
105,000	5.650%, 07/01/27 AMT	Aa2/AA	105,654
1,500,000	5.250%, 01/01/28 AMT	Aa3/AA-	1,538,505
605,000	5.200%, 01/01/28 AMT	Aa3/AA-	611,897
1,865,000	5.800%, 07/01/28 AMT	Aa3/AA-	1,963,341
665,000	5.700%, 07/01/28 AMT	Aa3/AA	696,521
465,000	5.500%, 07/01/28 AMT	Aa3/AA-	482,079
805,000	6.100%, 01/01/29 AMT	Aa3/AA-	817,357

	Utah Housing Corporation Single Family Mortgage
1,295,000	5.250%, 07/01/28 Series A	Aa3/AA-	1,347,370

	Utah Housing Corporation Single Family Mortgage
600,000	4.950%, 01/01/32 Series A Class II	Aa2/AA	614,256

	Utah Housing Corporation Single Family Mortgage
2,360,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-	2,427,826

	Utah Housing Corporation Single Family Mortgage
1,000,000	4.500%, 07/01/23 Series C	Aa3/AA-	1,062,290

	Utah State Housing Finance Agency
75,000	5.700%, 07/01/15 AMT	Aa3/AA-	75,708
30,000	5.400%, 07/01/16 AMT	Aa2/NR	30,134
455,000	5.500%, 07/01/18 AMT	Aa3/AA-	465,902
5,000	5.300%, 07/01/18 AMT	Aaa/AAA	5,056
50,000	5.000%, 07/01/18 AMT	Aaa/AAA	50,032
25,000	5.400%, 07/01/20 AMT	Aaa/NR	25,288
140,000	5.600%, 07/01/23 AMT	Aa2/AA	141,791
5,000	5.700%, 07/01/26 NPFG Insured	A2/A	5,002

	Wyoming Community Development Authority Housing Revenue
500,000	4.375%, 12/01/30 Series 2	Aa1/AA+	510,770

	Wyoming Community Development Authority Housing Revenue
2,000,000	5.000%, 12/01/22 Series 10 AMT	Aa1/AA+	2,071,980
3,315,000	5.625%, 12/01/38	Aa1/AA+	3,486,087

	Total Housing		36,123,832

	Industrial Development & Pollution Control (1.0%)

	Emery County, Utah Pollution Control Revenue Pacificorp Projects
3,000,000	5.650%, 11/01/23 AMBAC Insured	A2/A	3,008,880

	Utah County Environmental Improvement Revenue
1,025,000	5.050%, 11/01/17	Baa1/BBB+	1,056,211

	Total Industrial Development & Pollution Control		4,065,091

	Lease (5.9%)

	Celebration Community Development District, Florida
290,000	5.000%, 05/01/22 NPFG Insured	Baa1/A	278,655

	Clark County, Nevada Improvement District Revenue
690,000	5.125%, 12/01/19	NR/NR*	614,279

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR*	409,970

	Davis County, Utah Lease Revenue DMV Project
78,000	5.400%, 11/01/17	NR/NR*	78,038
83,000	5.450%, 11/01/18	NR/NR*	83,032
87,000	5.500%, 11/01/19	NR/NR*	87,024
92,000	5.550%, 11/01/20	NR/NR*	92,017
97,000	5.600%, 11/01/21	NR/NR*	97,012
103,000	5.650%, 11/01/22	NR/NR*	103,008
108,000	5.700%, 11/01/23	NR/NR*	108,005
115,000	5.700%, 11/01/24	NR/NR*	114,999
121,000	5.750%, 11/01/25	NR/NR*	120,995
128,000	5.750%, 11/01/26	NR/NR*	127,992

	Marion County, Indiana Convention & Recreational Facilities Authority
815,000	5.000%, 06/01/27 NPFG Insured	Baa1/A	815,212

	Middle Village, Florida Community Development District Special Assessment Revenue
1,090,000	6.750%, 05/01/25	NR/NR*	1,108,377

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-	516,210

	Port Saint Lucie, Florida Special Assessment Revenue Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/A	510,280

	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR††	1,043,020

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR††	2,875,380
1,000,000	5.250%, 04/01/30	Aa2/NR††	1,078,190

	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA-††	530,655

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A1/A+	1,038,580

	Uintah County, Utah Municipal Building Authority Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+	2,142,640

	Utah State Building Ownership Authority
465,000	5.000%, 05/15/21	Aa1/AA+	509,914
1,755,000	5.250%, 05/15/23	Aa1/AA+	1,886,643
510,000	5.000%, 05/15/23	Aa1/AA+	555,696
1,845,000	5.250%, 05/15/24	Aa1/AA+	1,978,172
1,080,000	5.000%, 05/15/25	Aa1/AA+	1,147,662
1,575,000	5.000%, 05/15/26	Aa1/AA+	1,745,573

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A††	439,151

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+†††	1,966,243

	Total Lease		24,202,624

	Local Public Property (5.3%)

	Carmel, Indiana Redevelopment Authority Lease Rent Revenue
2,000,000	5.000%, 02/01/26	Aa1/AA+	2,165,640

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/A	1,080,102
1,150,000	5.000%, 11/01/25	NR/A	1,185,259
1,675,000	5.000%, 11/01/29	NR/A	1,691,968

	Orange County, Florida Sales Tax Revenue
1,000,000	5.000%, 01/01/27 Series B NPFG-FGIC Insured	Aa3/AA	1,031,980

	Sevier County, Utah Municipal Building Authority Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG-FGIC Insured	NR/NR*	939,321

	South Ogden City, Utah Sales Tax Revenue Refunding
1,895,000	4.375%, 05/01/29 FGIC-NPFG Insured	Baa1/A+	1,935,837

	Twin Creeks, Utah
11,657,737	10.000%, 07/15/30	NR/NR*	11,729,316

	Total Local Public Property		21,759,423

	Tax Revenue (9.3%)

	Aqua Isles, Florida Community Development District Revenue
935,000	7.000%, 05/01/38	NR/NR*	760,651

	Bountiful City, Utah Sales Tax Refunding Bond
556,000	3.500%, 06/01/13	NR/AA	587,370
832,000	4.000%, 06/01/17	NR/AA	912,338

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR	1,223,938
1,195,000	5.500%, 08/01/29	A1/NR	1,264,191

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR*	228,410

	Coral Canyon, Utah Special Service District
70,000	5.000%, 07/15/13	NR/NR*	70,181
250,000	5.500%, 07/15/18	NR/NR*	245,640

	Florida State Department of Environmental Protection Revenue
1,800,000	5.250%, 07/01/20 NPFG Insured	Aa3/AA-	1,900,566

	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR*	93,568
295,000	5.000%, 09/01/14	NR/NR*	285,442
295,000	5.000%, 09/01/15	NR/NR*	279,132
230,000	5.000%, 03/01/16	NR/NR*	207,559

	Holladay, Utah Redevelopment Agency
2,715,000	4.900%, 12/30/20	NR/NR*	2,376,820

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR*	180,945
196,000	5.100%, 11/15/15	NR/NR*	186,665
206,000	5.200%, 11/15/16	NR/NR*	194,141
216,000	5.300%, 11/15/17	NR/NR*	201,411
228,000	5.400%, 11/15/18	NR/NR*	211,956
240,000	5.500%, 11/15/19	NR/NR*	220,884
253,000	5.600%, 11/15/20	NR/NR*	230,693
268,000	5.700%, 11/15/21	NR/NR*	241,380
283,000	5.800%, 11/15/22	NR/NR*	254,055
299,000	6.000%, 11/15/23	NR/NR*	270,496

	Jordanelle, Utah Special Service Improvement District
120,000	8.000%, 10/01/11	NR/NR*	119,752

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR*	510,942

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AAA	849,392

	Mesquite, Nevada New Special Improvement District
230,000	5.300%, 08/01/11	NR/NR*	227,712
175,000	4.600%, 08/01/11	NR/NR*	172,078
180,000	4.750%, 08/01/12	NR/NR*	173,432
215,000	4.900%, 08/01/13	NR/NR*	203,280
130,000	5.250%, 08/01/17	NR/NR*	116,574
295,000	5.350%, 08/01/19	NR/NR*	252,178
125,000	5.400%, 08/01/20	NR/NR*	105,425
470,000	5.500%, 08/01/25	NR/NR*	374,181

	Mountain Regional Water, Utah Special Service District
2,000,000	5.000%, 12/15/20 NPFG Insured	Baa1/A+††	2,146,160

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+††	212,417

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AAA	495,726

	Pembroke Harbor, Florida Community Development District Revenue
1,780,000	7.000%, 05/01/38	NR/NR*	1,388,382

	Puerto Rico Sales Tax Financing Corp., Series A
2,000,000	5.250%, 08/01/30	A1/A+	2,116,180

	Salt Lake City, Utah Sales Tax
955,000	5.000%, 02/01/21	NR/AAA	1,061,731
1,005,000	5.000%, 02/01/22	NR/AAA	1,114,696
1,060,000	5.000%, 02/01/23	NR/AAA	1,174,777
1,115,000	5.000%, 02/01/24	NR/AAA	1,234,283

	Sandy City, Utah Sales Tax
605,000	5.000%, 09/15/20 AMBAC Insured (pre-refunded)	NR/AA+	657,859

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A	563,126

	Springville, Utah Special Assessment Revenue
400,000	5.500%, 01/15/17	NR/NR*	366,448
457,000	5.650%, 01/15/18	NR/NR*	408,266
483,000	5.800%, 01/15/19	NR/NR*	428,059
510,000	5.900%, 01/15/20	NR/NR*	448,928
540,000	6.000%, 01/15/21	NR/NR*	473,105

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+	537,100

	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/36 AGMC Insured	Aa2/AAA	1,076,590

	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AAA	544,870
300,000	4.875%, 09/01/34 AGMC Insured	NR/AAA	315,360

	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A1/NR	139,032
135,000	5.000%, 10/01/16	A1/NR	143,979

	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+	217,415
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+	222,079
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+	236,581

	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A	740,738

	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A1/NR	404,050

	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-	1,726,400
320,000	5.000%, 03/01/22	NR/A-	338,893
350,000	5.000%, 03/01/23	NR/A-	369,786
1,000,000	5.000%, 03/01/24	NR/A-	1,053,620

	Total Tax Revenue		38,090,014

	Transportation (2.6%)

	Alaska State International Airport Revenue
175,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR††	176,015

	Central Puget Sound, Washington Regional Transportation Authority Sales Tax
1,050,000	4.750%, 02/01/28 FGIC-NPFG Insured	Aa1/AAA	1,052,982

	Florida State Turnpike Authority Turnpike Revenue
500,000	4.500%, 07/01/22 NPFG Insured	Aa3/AA-	522,955

	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa1/AA+	2,073,728

	Miami-Dade County, Florida Aviation Revenue
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A	600,426

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-	2,278,640

	Port of Seattle, Washington Revenue
1,095,000	5.100%, 04/01/24 AMT NPFG FGIC Insured	Aa2/AA-	1,096,303

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA	236,872
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA	1,537,914

	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/AA-	1,097,810

	Total Transportation		10,673,645

	Utility (16.3%)

	Alaska Industrial Development & Export Authority
400,000	4.625%, 12/01/16 AMBAC Insured AMT	NR/NR*	398,812

	Central Weber, Utah Sewer Improvement District Revenue Refunding, Series A
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AAA††	1,106,630
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AAA††	2,077,340
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AAA††	4,284,920

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A	1,095,150

	Cowlitz County, Washington Public Utility District Electric Revenue
1,000,000	4.500%, 09/01/26 NPFG Insured	A1/A	1,029,750

	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR*	1,350,638
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR*	1,467,432
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR*	1,539,407

	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AAA	1,608,776

	Garland, Texas Water & Sewer
440,000	4.500%, 03/01/21 AMBAC Insured	NR/AA††	460,042

	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A	1,236,027

	Houston, Texas Utility System Revenue, Refunding
1,500,000	5.250%, 05/15/26 Series A NPFG Insured	Aa2/AA	1,642,635
4,665,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA	5,003,399

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+††	1,053,850
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AAA	1,074,830
1,500,000	5.250%, 07/01/22 Series A	A1/A+††	1,640,610
250,000	5.250%, 07/01/23	A1/A+††	272,943

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+	512,960

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AAA	707,467

	Lower Colorado River Authority, Texas Revenue, Refunding
1,535,000	5.250%, 05/15/29	A1/A	1,685,277

	Lower Colorado River Authority, Texas Transmission Contract Revenue, Refunding
1,065,000	5.000%, 05/15/33 AMBAC Insured	A2/A	1,091,913

	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR*	688,126

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa2/AAA	1,635,420

	Murray City, Utah Utility Electric Revenue
1,340,000	5.000%, 06/01/25 AMBAC Insured	A2/NR	1,441,224

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA††	1,117,180
1,000,000	5.250%, 07/15/28	NR/AA††	1,132,750

	Port St. Lucie, Florida Utility System Revenue
2,500,000	5.250%, 09/01/23 NPFG Insured	Aa3/NR	2,807,175
1,200,000	5.250%, 09/01/26 NPFG Insured	Aa3/NR††	1,250,172

	Puerto Rico Electric Power Authority Revenue Series XX
1,000,000	4.750%, 07/01/26	A3/BBB+	1,053,340

	Rockport, Indiana Pollution Control Revenue Indiana Michigan Power Company Project
1,500,000	4.625%, 06/01/25 Series A FGIC Insured	Baa2/BBB	1,541,865

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+††	711,555

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 CIFG Insured	Baa3/NR	967,905

	South Valley, Utah Water Reclamation Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A	448,775

	South Weber City, Utah Water Revenue
730,000	5.000%, 06/01/35 AGMC Insured	NR/AAA	775,326
930,000	5.000%, 06/01/40 AGMC Insured	NR/AAA	981,699

	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/A	225,874
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/A	241,288
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/A	249,770
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/A	192,938

	St. George, Utah Electric Revenue
3,250,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR	3,403,368

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA	1,068,660

	Tallahassee, Florida Energy System Revenue
1,060,000	5.000%, 10/01/23 NPFG Insured	Aa3/AA	1,131,200

	Tallahassee, Florida Energy System Revenue Refunding
1,500,000	5.000%, 10/01/28 NPFG Insured	Aa3/AA	1,627,665

	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AAA	1,065,950

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A	1,509,914

	Utah Water Finance Agency Revenue Loan Financing Program
1,200,000	5.000%, 10/01/20 Series A AMBAC Insured	A1/NR	1,297,464

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR	1,043,637
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR	1,028,500

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR	539,535
700,000	5.000%, 02/01/25 AGMC Insured	Aa3/NR	748,811
840,000	5.000%, 02/01/27 AGMC Insured	Aa3/NR	890,324

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-	796,781

	Wyoming Municipal Power Agency Systems Revenue
1,000,000	4.500%, 01/01/29	A2/A-	1,010,920

	Total Utility		66,965,919

	Water and Sewer (4.8%)

	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+††	728,281

	Kearns, Utah Improvement District, Water & Sewer Revenue, Refunding
475,000	4.250%, 05/01/27 AGMC Insured	Aa3/NR	483,992

	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa2/AAA	233,845

	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	Aa3/NR	466,272

	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR	767,265

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A+	473,585
760,000	4.625%, 12/01/23 AGMC Insured	NR/AAA	834,883
1,000,000	5.250%, 12/01/29 AGMC Insured	Aaa/AAA	1,108,960
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/A+	1,416,059

	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR	549,695
1,500,000	5.250%, 11/01/39	Aa3/NR	1,609,560

	Santa Clara, Utah Storm Drain Revenue
877,000	5.100%, 09/15/26	NR/NR*	760,903

	Smithfield, Utah Water Revenue
90,000	4.750%, 06/01/17	NR/NR*	86,565
94,000	4.800%, 06/01/18	NR/NR*	89,138
99,000	4.850%, 06/01/19	NR/NR*	93,048
103,000	4.900%, 06/01/20	NR/NR*	96,212
108,000	5.000%, 06/01/21	NR/NR*	101,686
114,000	5.050%, 06/01/22	NR/NR*	107,096
120,000	5.100%, 06/01/23	NR/NR*	112,634
126,000	5.150%, 06/01/24	NR/NR*	118,450
132,000	5.200%, 06/01/25	NR/NR*	123,870
139,000	5.250%, 06/01/26	NR/NR*	130,784

	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A1/A-	213,309

	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR*	207,870
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR*	320,971
510,000	5.000%, 07/01/18 AMBAC Insured	A2/NR	540,886
105,000	5.000%, 10/01/20 AMBAC Insured (pre-refunded)	NR/NR*	114,274
830,000	4.500%, 10/01/22 AMBAC Insured	A1/NR	865,599
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR*	752,306
870,000	4.500%, 10/01/23 AMBAC Insured	A1/NR	904,382
2,570,000	5.000%, 10/01/25 AMBAC Insured	A2/NR	2,696,161
2,645,000	4.500%, 10/01/28 AMBAC Insured	A1/NR	2,733,079

	Total Water and Sewer		19,841,620

	Total Revenue Bonds		346,836,407

	Total Investments (cost $393,538,416-note b)	98.1%	402,892,270

	Other assets less liabilities	1.9	7,792,747

	Net Assets	100.0%	$410,685,017

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

	Fitch Ratings
	† AAA
	†† AA
	††† A
	†††† BBB

		Percent of
	Portfolio Distribution By Quality Rating	Investments 1

	Aaa of Moody's or AAA of S&P and Fitch	17.5%
	Aa of Moody's or AA of S&P and Fitch	36.5
	A of Moody's or S&P and Fitch	17.8
	Baa of Moody's or BBB of S&P	3.6
	Not rated*	24.6
		100.0%

	1 Calculated using the highest rating of the three rating services.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG -CDC IXIS Financial Guaranty
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
TAX-FREE FUND FOR UTAH
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $393,415,602 amounted to $9,476,668, which consisted of aggregate gross unrealized appreciation of $13,686,390 and aggregate gross unrealized depreciation of $4,209,722.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	402,892,270
Level 3 – Significant Unobservable Inputs	-
Total	$402,892,270
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 26, 2010